UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GARRETT NAGLE & CO., INC.
Address:     TWO INTERMATIONAL PLACE
             BOSTON, MA 02110

Form 13F File Number: 80-11370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        NOREEN L. WIGHT
Title:       VICE PRESIDENT
Phone:       617-737-9090

Signature, Place, and Date of Signing:

NOREEN L. WIGHT                         BOSTON, MA                     8/18/04
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:              107

Form 13F Information Table Value Total:          $88,419

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
Abiomed                          COMMON   003654100      258         20500 SH       SOLE                                       20500
Abraxas Petroleum Corp           COMMON   003830106       17         10000 SH       SOLE                                       10000
American Express Co.             COMMON   025816109     1651         32140 SH       SOLE                                       32140
Amer Int'l Group                 COMMON   026874107     2212         31029 SH       SOLE                                       31029
Ameritrade Holdings              COMMON   03074K100      444         39100 SH       SOLE                                       39100
Amgen Inc                        COMMON   031162100     1031         18899 SH       SOLE                                       18899
Applied Materials                COMMON   038222105     1044         53225 SH       SOLE                                       53225
Arizona Wst Wtr A 7/01/08        CONVERT  040669DP5      227           210 PRN      SOLE                                         210
Arizona Wst Wtr 7/1/08           CONVERT  040669ET6      310           290 PRN      SOLE                                         290
Autodesk Inc                     COMMON   052769106     1871         43700 SH       SOLE                                       43700
Bank of America Corp.            COMMON   060505104      218          2577 SH       SOLE                                        2577
Baxter Int'l Inc.                COMMON   071813109      235          6800 SH       SOLE                                        6800
Bed Bath & Beyond                COMMON   075896100      852         22169 SH       SOLE                                       22169
Broward Co FL Rev 10/01/13       CONVERT  115088BU9      514           500 PRN      SOLE                                         500
Caremark Rx Inc                  COMMON   141705103     1305         39625 SH       SOLE                                       39625
Casual Male Retail               COMMON   148711104      414         56650 SH       SOLE                                       56650
Cendant Corp.                    COMMON   151313103     1181         48250 SH       SOLE                                       48250
Cisco Systems                    COMMON   17275R102     1040         43886 SH       SOLE                                       43886
CitiGroup Inc.                   COMMON   172967101     2397         51545 SH       SOLE                                       51545
Citigroup Investments Corp Loan  COMMON   17307C107      993         67400 SH       SOLE                                       67400
Comcast Cable 1/30/11            CONVERT  20029PAL3      383           355 PRN      SOLE                                         355
Corning Inc.                     COMMON   219350105      224         17131 SH       SOLE                                       17131
Dow Chemical Co.                 COMMON   260543103      892         21904 SH       SOLE                                       21904
EMC Corp Mass                    COMMON   268648102      545         47785 SH       SOLE                                       47785
Eaton Vance Mass Bond            COMMON   27826L561      170         18086 SH       SOLE                                       18086
Eaton Vance Senior Inc Trst      COMMON   27826S103     1010        106779 SH       SOLE                                      106779
Eaton Vance Municipal Income     COMMON   27826U108      402         27232 SH       SOLE                                       27232
eRXSYS Inc.                      COMMON   296048101        8         12000 SH       SOLE                                       12000
Exxon Mobil Corp.                COMMON   30231G102     1224         27553 SH       SOLE                                       27553
FHLB 8/15/05 6.875%              CONVERT  3133MBY92     1219          1160 PRN      SOLE                                        1160
FHLB 2/15/11 5.875%              CONVERT  3133MDBT9     1787          1685 PRN      SOLE                                        1685
FHLB 2/9/06 5.825%               CONVERT  3134A0UV2      891           850 PRN      SOLE                                         850
Fannie Mae                       COMMON   313586109      775         10863 SH       SOLE                                       10863
Fidelity Nat Financial           COMMON   316326107     3286         88006 SH       SOLE                                       88006
Floating Rate Income Strategies  COMMON   339735102     1844         95175 SH       SOLE                                       95175
FL St BD Fin 7/01/05             CONVERT  342812ZE7      522           500 PRN      SOLE                                         500
Ford Motor Co.                   COMMON   345370860      759         48475 SH       SOLE                                       48475
Ford Motor Credit 4.6% 1/20/09   CONVERT  34539CMC3     1026          1075 PRN      SOLE                                        1075
GTE Corp 4/15/06                 CONVERT  362320AX1      421           400 PRN      SOLE                                         400
General Electric                 COMMON   369604103     2870         88578 SH       SOLE                                       88578
GE Capital 6.625% Pref           COMMON   369622527      422         16800 SH       SOLE                                       16800
General Mills 6/15/06            CONVERT  37033LCA2      835           755 PRN      SOLE                                         755
GM Corp Nts 1/15/11              CONVERT  370442BB0      602           575 PRN      SOLE                                         575
GMAC 3.35% 1/15/2007             CONVERT  3704A0EQ1      754           775 PRN      SOLE                                         775
Gillette Co                      COMMON   375766102      260          6135 SH       SOLE                                        6135
Goldman Sachs Group Inc          COMMON   38141G104      849          9019 SH       SOLE                                        9019
Hilton Hotels 7.2% 12/15/09      CONVERT  432848AR0     1018           960 PRN      SOLE                                         960
Honeywell Intl Inc.              COMMON   438516106     1550         42325 SH       SOLE                                       42325
Honeywell Intl 3/1/10            CONVERT  438516AK2      223           195 PRN      SOLE                                         195
ING Prime Rate Trust             COMMON   44977W106     1737        215825 SH       SOLE                                      215825
Insured Muni Inc Fd Paine Webber COMMON   45809F104      358         28219 SH       SOLE                                       28219
Integramed Amer NEW              COMMON   45810N302      228         33111 SH       SOLE                                       33111
Intel Corp.                      COMMON   458140100     1091         39540 SH       SOLE                                       39540
Intermediate Muni FD             COMMON   45880P104       92         10000 SH       SOLE                                       10000
Ishares Inc MSCI Japan Index     COMMON   464286848     1137        107050 SH       SOLE                                      107050
JP Morgan Chase Cap XII 6.25%    COMMON   46626X203      882         37950 SH       SOLE                                       37950
Kinder Morgan 11/01/10           CONVERT  494550AG1      808           720 PRN      SOLE                                         720
Leucadia Nat'l Sr 7% 8/15/13     CONVERT  527288AS3     1691          1710 PRN      SOLE                                        1710
Liberty Media Corp               COMMON   530718105      897         99764 SH       SOLE                                       99764
Manpower Inc.                    COMMON   56418H100     1753         34525 SH       SOLE                                       34525
MA Cons Ln Ser A 2/01/07         CONVERT  575826KL5      517           500 PRN      SOLE                                         500
Mass St Cons LN Ser A 9/1/16     CONVERT  575827SF8      200           200 PRN      SOLE                                         200
Mass Cmnwlth Spl Obl 4.2 6/01/02 CONVERT  576004DW2      513           500 PRN      SOLE                                         500
Mass St Wtr Res 4/1/28           CONVERT  576049NK2      300           300 PRN      SOLE                                         300
Mass Wtr Polltn 3.0% 08/01/10    CONVERT  57604PMA9      435           450 PRN      SOLE                                         450
Mercer Int'l Inc.                COMMON   588056101      682         69750 SH       SOLE                                       69750
Merrill Lynch & Co.              COMMON   590188108      490          9069 SH       SOLE                                        9069
Fred Meyer Inc. 3/01/08          CONVERT  592907AB5      816           735 PRN      SOLE                                         735
Microsoft Corp.                  COMMON   594918104      644         22549 SH       SOLE                                       22549
JP Morgan Sub 1/15/07            CONVERT  616880BF6      781           720 PRN      SOLE                                         720
Morgan Stanley Insd Muni         COMMON   61745P833      197         14800 SH       SOLE                                       14800
Muni Yield Insd Fd               COMMON   62630E107      263         19687 SH       SOLE                                       19687
Nuveen Prem Income Ser F         COMMON   67062T506     1700            68 SH       SOLE                                          68
Nuveen Senior Income             COMMON   67067Y104     1129        117150 SH       SOLE                                      117150
NUVEEN SR 294 TX EX UIT NVXUAT   COMMON   6710A3704      221          3038 SH       SOLE                                        3038
NUVEEN SR 323 TX EX UIT NVUODJ   COMMON   6710A5105      316          3000 SH       SOLE                                        3000
NUVEEN SR 345 TX EX UIT NUVEII   COMMON   6710A5766      310          2974 SH       SOLE                                        2974
NUVEEN SR 346 TX EX UIT NCIQTE   COMMON   6710A5790      210          2000 SH       SOLE                                        2000
Oracle Corp                      COMMON   68389X105     1089         91263 SH       SOLE                                       91263
PHC Inc Cl A                     COMMON   693315103      367        330700 SH       SOLE                                      330700
Pepsico Inc.                     COMMON   713448108      632         11735 SH       SOLE                                       11735
Pfizer                           COMMON   717081103     2047         59714 SH       SOLE                                       59714
PIMCO Nat Muni Inc III           COMMON   72201A103     1033         77902 SH       SOLE                                       77902
Plato Learning Inc.              COMMON   72764Y100      147         14830 SH       SOLE                                       14830
PR Comwlth RFDG 7/01/04          CONVERT  745145N73      460           460 PRN      SOLE                                         460
Putnam Mass II Tax Exmpt Fd Cl B COMMON   74683H101       99         10571 SH       SOLE                                       10571
Putnam Master Income Trst        COMMON   74683K104      596         97050 SH       SOLE                                       97050
R.I. HEFA AMBAC 9/15/11          CONVERT  7622426B6      205           200 PRN      SOLE                                         200
SafeScript Pharmacies Inc.       COMMON   78645V108       19        238150 SH       SOLE                                      238150
Schlumberger Ltd.                COMMON   806857108     1084         17069 SH       SOLE                                       17069
Staples Inc.                     COMMON   855030102      899         30575 SH       SOLE                                       30575
The Steak N Shake Company        COMMON   857873103      200         10955 SH       SOLE                                       10955
3M Company                       COMMON   88579Y101      329          3656 SH       SOLE                                        3656
Time Warner 8/15/06              CONVERT  887315AW9      855           790 PRN      SOLE                                         790
Time Warner 9/01/08              CONVERT  88731EAK6      632           575 PRN      SOLE                                         575
Tyco International               COMMON   902124106      757         22835 SH       SOLE                                       22835
Ultra Petroleum Corp             COMMON   903914109      759         20325 SH       SOLE                                       20325
United Parcel Service            COMMON   911312106      972         12927 SH       SOLE                                       12927
UnitedHealth Group Inc           COMMON   91324P102     1127         18100 SH       SOLE                                       18100
Van Kampen Merritt               COMMON   92112M103      214         18000 SH       SOLE                                       18000
Varsity Group Inc                COMMON   922281100     1573        262150 SH       SOLE                                      262150
Wal-Mart Stores Inc.             COMMON   931142103      287          5435 SH       SOLE                                        5435
Walter Industries Inc            COMMON   93317Q105     1366        100300 SH       SOLE                                      100300
Waste Management Inc 8/1/10      CONVERT  94106LAK5     2219          1975 PRN      SOLE                                        1975
West Marine Products             COMMON   954235107     1401         52193 SH       SOLE                                       52193
ACE Ltd. 7.8% Dep Shrs           COMMON   G0070K111     1183         44800 SH       SOLE                                       44800
Ingersoll Rand                   COMMON   G4776G101      485          7100 SH       SOLE                                        7100